UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4570

Name of Registrant: Vanguard New York Tax-Free Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2009 – May 31, 2010

Item 1: Reports to Shareholders

Vanguard New York Tax-Exempt Funds
Semiannual Report

May 31, 2010

Vanguard New York Tax-Exempt Money Market Fund
Vanguard New York Long-Term Tax-Exempt Fund

> Amid ongoing state and local budget woes, municipal bonds had solid returns in the fiscal first half, while money market returns hovered near zero.

> Vanguard New York Tax-Exempt Money Market Fund returned 0.05% for the six months ended May 31, 2010, slightly ahead of the average return of its state peer group.

> Vanguard New York Long-Term Tax-Exempt Fund returned more than 3% for the period, in line with its national benchmark index but trailing the average result of competing state funds.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Advisor’s Report.	8
New York Tax-Exempt Money Market Fund.	12
New York Long-Term Tax-Exempt Fund.	27
About Your Fund’s Expenses.	50
Trustees Approve Advisory Arrangement.	52
Glossary.	53

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Six Months Ended May 31, 2010

		Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yields	Yields	Returns	Returns	Returns
Vanguard New York Tax-Exempt Money
Market Fund	0.13%	0.22%	0.05%	0.00%	0.05%
New York Tax-Exempt Money Market Funds
Average					0.01
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Vanguard New York Long-Term Tax-Exempt Fund
Investor Shares	3.10%	5.24%	2.02%	1.36%	3.38%
Admiral™ Shares	3.18	5.37	2.06	1.36	3.42
Barclays Capital 10 Year Municipal Bond Index					3.46
New York Municipal Debt Funds Average					4.43
New York Municipal Debt Funds Average: Derived from data provided by Lipper Inc.

7-day SEC yield for the New York Tax-Exempt Money Market Fund; 30-day SEC yield for the New York Long-Term Tax-Exempt Fund.
The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 35% and the maximum income tax rate for the state. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

Your Fund’s Performance at a Glance
November 30, 2009 , Through May 31, 2010

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard New York Tax-Exempt Money
Market Fund	$1.00	$1.00	$0.000	$0.000
Vanguard New York Long-Term Tax-Exempt
Fund
Investor Shares	$11.01	$11.16	$0.219	$0.000
Admiral Shares	11.01	11.16	0.223	0.000

Chairman’s Letter

Dear Shareholder,

Municipal bonds performed well in the six months ended May 31, even as serious budget shortfalls at the state and local levels continued to take center stage nationwide. Vanguard New York Long-Term Tax-Exempt Fund returned a respectable 3.38% for Investor Shares, near the 3.46% return of its national benchmark index but behind the average return of its state peers.

Anchored by Federal Reserve policy to stimulate the economy, both taxable and tax-exempt money market rates and returns remained near zero. Vanguard New York Tax-Exempt Money Market Fund returned only 0.05%, but low expenses helped it stay ahead of the average return of its peer group.

Low money market returns led many investors seeking tax-exempt income to favor the somewhat higher interest rates available on longer-term securities—which raised these bonds’ prices and lowered yields. In fact, many tax-exempt yields have been near their four-decade lows. As of May 31, the 30-day SEC yield of the New York Long-Term Tax-Exempt Fund Investor Shares was 3.10%, down from 3.32% on November 30. The New York Tax-Exempt Money Market Fund’s 7-day SEC yield was relatively unchanged, at 0.13% compared with 0.11% on November 30. As shown on page 1, the taxable-equivalent yield of each fund was higher.

Note: The funds are permitted to invest in securities whose income is subject to the alternative minimum tax (AMT). As of May 31, the Money Market Fund had some exposure to these securities, but the Long-Term Fund did not.

Surprising developments, fast-changing sentiment
For most of the past six months, corporate and municipal bonds were the fixed income market’s best performers, although returns were generally tepid compared with last year’s exceptional rally. Municipal bonds again outpaced the broad taxable bond market. Riskier securities delivered the highest returns, while U.S. Treasury prices drifted lower. These dynamics reflected both optimism that the U.S. economic recovery was gaining traction, enhancing the creditworthiness of borrowers, and investors’ wide-ranging search for yield in response to record-low short-term interest rates.

Toward the end of the period, however, investors—rattled by Europe’s sovereign debt crisis—retreated into U.S. Treasuries. For the full six months, the broad taxable market returned a little more than 2%; municipal securities returned more than 3%.

Market Barometer
			Total Returns
		Periods Ended May 31, 2010
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	2.08%	8.42%	5.33%
Barclays Capital Municipal Bond Index	3.60	8.52	4.52
Citigroup Three-Month U.S. Treasury Bill Index	0.05	0.12	2.67

Stocks
Russell 1000 Index (Large-caps)	1.53%	22.33%	0.67%
Russell 2000 Index (Small-caps)	14.84	33.62	2.77
Dow Jones U.S. Total Stock Market Index	2.78	23.49	1.25
MSCI All Country World Index ex USA (International)	-7.74	11.08	4.49

CPI
Consumer Price Index	0.85%	2.02%	2.33%

Amid global stock market turmoil, small-caps were a bright spot
Swift reversals were a theme in the stock market, too. Stock prices rallied at the start of the period, pulled back in January, then surged higher on rapid growth in corporate earnings and pervasive optimism about the strength of the economic recovery. In May, however, as the scope of Europe’s fiscal challenges seemed to expand, stock prices retreated sharply. For the full six months, U.S. stocks returned about 3%. Small-caps, which are less exposed to global turmoil than large-cap multinationals, performed much better. International stocks posted a weak six-month return. For U.S.-based investors, a strengthening U.S. dollar reduced the value of assets denominated in other currencies.

Firm demand for longer-term munis, less interest in money markets
A variety of market forces worked to the benefit of the municipal bond market during the last six months. Not surprisingly—given their near-zero return—tax-exempt money market funds continued to experience net cash outflows. Some of that cash has been reinvested in longer-term funds, helping to support prices.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Peer Group
	Shares	Shares	Average
New York Tax-Exempt Money
Market Fund	0.17%	—	0.55%
New York Long-Term Tax-Exempt
Fund	0.20	0.12%	1.08

The fund expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year based on the funds’ net assets as of the prospectus date. For the six months ended May 31, 2010, the funds’ annualized expense ratios were: for the New York Tax-Exempt Money Market Fund, 0.17%; and for the New York Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2009.

Peer groups: For the New York Tax-Exempt Money Market Fund, New York Tax-Exempt Money Market Funds; for the New York Long-Term
Tax-Exempt Fund, New York Municipal Debt Funds.

The unfolding debt crisis in Greece and other European nations also spurred demand as investors became risk-averse, turning to ultrasafe Treasury securities as well as munis. Notwithstanding the fiscal stress faced by state and local governments, munis are still perceived as relatively safe havens, given their historically low default rates and the ability of many issuers to increase taxes to close funding gaps.

Another key driver of tax-exempt bond performance has been the remarkable success of taxable Build America Bonds. Created as part of the massive federal stimulus package in early 2009, these bonds provide a federal subsidy to help reduce state and local governments’ borrowing costs. New York City’s Metropolitan Transportation Authority is one example of the many issuers that have taken advantage of this provision.

Investment insight

A word about credit ratings
You may have noticed recently that some municipal securities appear to have been upgraded, even while state and local authorities struggle to balance their budgets and meet their obligations.

This apparent improvement resulted from a nationwide “recalibration” of municipal bond ratings by two major credit-rating agencies, which have stressed that the changes are not upgrades. Both agencies now rate municipal debt by the same standards they use to rate corporate debt, a change intended to make ratings more comparable across categories of taxable and tax-exempt bonds. For many municipal issuers—including New York State—the result has been a new rating unrelated to any change in the issuer’s financial conditions. The new ratings are reflected in the
Fund Profile statistics in this semiannual report.

Another consequence of the agencies’ new approach is that their ratings of municipal borrowers are now clustered in a narrower range, making it more difficult for individual investors to discriminate among them. This puts a premium on the type of thorough and independent analysis that Vanguard’s highly experienced team of credit analysts conducts as a matter of course. As they continually monitor all the securities in our funds, and evaluate prospective purchases, our analysts even meet face-to-face with issuers’ representatives to get a solid understanding of creditworthiness. We believe the analysts’ independent judgment provides an exceptionally solid grounding for the high credit quality of our funds.

Nationwide, the issuance of more than $100 billion of taxable Build America Bonds in just over a year has crowded out new tax-exempt issues, causing investors—especially those seeking longer-maturity bonds—to bid up tax-exempt prices (thereby lowering yields). The supply shrinkage has been notable: In the first five months of calendar-year 2010, only about two-thirds of muni issuance was tax-exempt, compared with an average of well above 90% for the January–May period in the last five years.

Vanguard New York Long-Term Tax-Exempt Fund’s results reflected these countrywide dynamics as well as individual security selection. The fund’s return was close to that of the national municipal benchmark but about a percentage point behind the average return of New York peer funds. Your fund’s orientation toward higher credit quality served as a headwind during the period, as lower-quality bonds generally outperformed.

Municipal defaults remain rare despite financial struggles
The health of state and municipal finances often lags that of the national economy, and this appears to be the case in the current economic cycle. Although the broad U.S. economy has continued to recover from the deep recession, the fiscal conditions of state and local governments are likely to remain fragile for at least another year or longer.

In common with most states, New York confronts some of the toughest challenges since the Great Depression: sharply lower revenues from sales and income taxes and high unemployment (above 8%, but below the national average). The state began operating without an approved budget on April 1 as legislators in Albany grappled with a potential $9 billion deficit. Despite such dilemmas, municipal default rates across the United States have remained considerably lower than those of corporate debt.

For more information on the funds’ positioning and performance during the last six months, please see the Advisor’s Report following this letter.

Tune out the noise, and focus on the long term
It’s hard to pick up a newspaper or go online without reading about state and local furloughs, teacher layoffs, and stopgap funding measures—not to mention concerns that weak European economies may stunt global economic growth. Even though many of these developments hit close to home, and may tempt you to respond, don’t let them distract you. Instead, focus on maintaining a portfolio that is appropriately balanced among asset classes and is consistent with your investment goals.

Also, don’t lose sight of the need to diversify your bond holdings, not just your stocks. Recent Vanguard research underscores the benefits of a broadly diversified bond portfolio—regardless of the possible direction of interest rates.

For higher-tax-bracket investors in the state, Vanguard’s New York Tax-Exempt Funds can help provide diversification with the added advantage of exemption from state income taxes, as well as low costs and the seasoned judgment of Vanguard’s team of portfolio managers and credit analysts.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
June 9, 2010

Advisor’s Report

For the six months ended May 31, 2010, Vanguard New York Tax-Exempt Money Market Fund returned only 0.05%. This near-zero return was nonetheless greater than the average return of peer-group state funds. The New York Long-Term Tax-Exempt Fund returned 3.38% for Investor Shares and 3.42% for Admiral Shares, in line with the result of the national benchmark index but trailing the average return of competing state funds.

The investment environment
As shown in the table, at the end of May municipal bond yields were about where they started the new fiscal year for short- and intermediate-term bonds, but lower for longer-term bonds. Overall, yields were close to a four-decade low.

In addition, the spread in yields between lowest-risk and higher-risk municipal bonds continued to narrow from the extremely wide spans that characterized the muni bond market during the worst of the financial crisis in late 2008 and early 2009. The narrowing was only slightly interrupted by investors’ reaction late in the period to the debt crisis in Europe, which started with uncertainty about whether Greece would be able to meet its obligations.

One response to the ratcheted-up uncertainty about the global economic recovery has been a flight to quality that fueled demand for U.S. Treasury securities, a traditional safe haven. This dynamic made tax-exempt municipal

Yields of Tax-Exempt Municipal Bonds
(AAA-Rated General-Obligation Issues)
	November 30,	May 31,
Maturity	2009	2010
2 years	0.61%	0.58%
5 years	1.50	1.59
10 years	2.78	2.80
30 years	4.28	4.00
Source: Vanguard.

bonds more attractive, despite the financial stresses imposed on most states and municipalities by the severe recession.

Higher demand raises bond prices but reduces yields, because prices and yields move inversely to each other. As the European debt crisis began to dominate financial headlines in April and May, Treasury and tax-exempt bond yields fell.

Other factors leading to lower yields were set in motion from opposite ends of the maturity spectrum. With short-term interest rates held close to zero by the Federal Reserve, money market mutual funds such as the New York Tax-Exempt Money Market Fund could offer investors virtually no yield. Many investors moved on to longer-term municipal bonds and bond funds.

At the longer end of the spectrum, demand for tax-exempt bonds was steady; however, the supply of new tax-exempt issues declined, a result of the growing issuance by states and local governments of taxable Build America Bonds. These “BABs” were created by the American Recovery and Reinvestment Act of 2009, the federal government’s huge economic stimulus package. Through an attractive subsidy, BABs allow states and municipalities to lower their financing costs for a variety of projects, including improvements to highways, schools, and water and sewer systems. Because long-term bonds pay the most interest, issuers seeking to maximize the benefit of the federal subsidy have favored long-term BABs, which reduces the pool of securities available to funds like the New York Long-Term Tax-Exempt Fund.

For perspective, before the introduction of BABs, just about all state and municipal bond issuance nationwide consisted of tax-exempt issues. In recent years, total municipal new-issue volume has been running at about $400 billion annually, and BABs have been capturing an increasing share of that supply: More than $100 billion of BABs were issued from April 2009 through May 2010. New York ranks second in the nation in the dollar amount of BABs; issuers in the state raised more than $11 billion through these securities during that period. In the past six months, New York issuers have raised about $6 billion through BABs and $13 billion through traditional munis, compared with a combined issuance of about $17 billion in the first half of fiscal-year 2009. The Vanguard New York Tax-Exempt Funds generally do not invest in securities, such as BABs, that generate taxable income.

The end result of these market forces has been a yield curve that is anchored at zero at the shortest end, extraordinarily steep in the 1- to 10-year range, and flat at the longest end. In fact, during the past six months the yields of traditional AAA-rated 30-year munis dipped below 4% for a time, a rare event.

Management of the funds
For most of the last six months, lower- quality bonds generally outperformed those of higher credit quality, continuing a trend that started when credit-market conditions began returning to normal last year. This created a challenge for the New York Long-Term Tax-Exempt Fund because of our emphasis on higher-quality securities. Although the fund lagged the average return of its New York peer funds in the last six months, we believe our focus on quality serves the fund’s shareholders well in the long run.

The investment world is now waiting for the Federal Reserve’s next move on interest rates. We believe that the Fed will begin to raise rates when there is consistent month-to-month growth in employment, which is necessary to sustain a recovery from the worst recession since the Great Depression. Our best estimate suggests that the Fed will begin tightening in 2011, although the European debt crisis may now have become a factor influencing the timing of that decision. We have set the durations, or interest-rate sensitivity, of our funds accordingly. In other words, our funds are positioned for continued economic recovery, and we are poised to react appropriately when the Fed is ready to take its next steps.

Outlook
As the broad economy continues to bounce back, the condition of stressed-out state and municipal finances is also likely to improve, though slowly and unevenly. We’re sure that you’ll be hearing and reading about the many difficult decisions that legislators and officials in New York and other states and localities will be making about spending and allocation of resources, especially given the rough-and-tumble political process. Moreover, it may be that federal help will diminish as the U.S. government focuses on its own critical fiscal challenges.

In addition to dealing with recession-induced revenue shortfalls, many states and municipalities face another looming—and in some cases immediate—challenge: the need to fund pension, health care, and other retirement benefits. The combination of generous benefits historically granted to public workers and an uncooperative stock market has helped to create what the Pew Center on the States called “The Trillion Dollar Gap.” New York has already begun addressing this gap: Pension reform legislation passed in late 2009 included provisions raising the minimum retirement age and years-of-service eligibility requirements and limiting the benefit from overtime.

The current state of municipal finances has naturally raised concern among investors about default risk. As a practical matter, there’s a major incentive for a muni-bond issuer not to default: It would mean being shut out of the capital markets for years to come. In fact, municipal defaults have been rare: According to data submitted to Congress about the default experience of bonds rated by Moody’s Investors Service, the 10-year cumulative default rate for muni bonds from 1970 to 2009 was a fraction of 1%, compared with corporate default rates of about 11%. In recent years, muni defaults have often involved nonrated, high-risk projects, such as real estate developments, which we don’t consider suitable for our funds.

Most important, at the heart of Vanguard’s management of our funds is an intimate knowledge of the fiscal conditions of the state and local issuers that offer bonds. Such understanding is crucial in evaluating potential purchases and in monitoring bonds already in the portfolio. Our knowledge base—difficult for individual investors to develop on their own, given the complexities of the muni-bond market—is constantly refreshed by a team of credit analysts, including sector specialists, who collectively have many decades of experience and work together with portfolio managers and traders to keep on top of municipal conditions. In sum, our credit analyst team is one of the strongest in the business.

We are confident that our analytical insight, our long-term focus, and our funds’ low costs will help us deliver competitive returns through both challenging and more normal markets.

Kathryn T. Allen, Principal,
Portfolio Manager

Michael G. Kobs, Portfolio Manager

Christopher W. Alwine, CFA, Principal,
Head of Municipal Money Market and Bond Groups

Vanguard Fixed Income Group

June 16, 2010

New York Tax-Exempt Money Market Fund

Fund Profile
As of May 31, 2010

Financial Attributes
Ticker Symbol	VYFXX
Expense Ratio[1]	0.17%
7-Day SEC Yield	0.13%
Average Quality	MIG-1
Average Weighted
Maturity	28 days
Average quality: Moody’s Investors Service.

Distribution by Credit Quality (% of portfolio)
MIG-1/SP-1+	93.4%
A-1/P-1	6.6
Ratings: Moody’s Investors Service, Standard & Poor’s.

1 The expense ratio shown is from the prospectus dated April 22, 2010, and represents estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended May 31, 2010, the annualized expense ratio was 0.17%.

New York Tax-Exempt Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): November 30, 1999, Through May 31, 2010
		NY Tax-Exempt
		Money Mkt
		Funds Avg
Fiscal Year	Total Returns	Total Returns
2000	3.87%	3.43%
2001	2.79	2.35
2002	1.32	0.91
2003	0.89	0.53
2004	1.03	0.58
2005	2.18	1.70
2006	3.28	2.81
2007	3.60	3.12
2008	2.32	1.88
2009	0.36	0.24
2010	0.05	0.01
7-day SEC yield (5/31/2010): 0.13%
New York Tax-Exempt Money Market Funds Average: Derived from data provided by Lipper Inc.
Note: For 2010, performance data reflect the six months ended May 31, 2010.

Average Annual Total Returns: Periods Ended March 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

	Inception	One	Five	Ten
	Date	Year	Years	Years
New York Tax-Exempt Money
Market Fund	9/3/1997	0.17%	2.23%	2.05%

See Financial Highlights for dividend information.

New York Tax-Exempt Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information). In addition, the fund publishes its holdings on a monthly basis at www.vanguard.com.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
New York (99.7%)
Albany County NY Airport Auth. Rev. VRDO	0.320%	6/7/10 LOC	17,990	17,990
Albany NY IDA Civic Fac. Rev.
(CHF Holland Suites, LLC Project) VRDO	0.270%	6/7/10 LOC	12,430	12,430
Chemung County NY IDA Civic Fac. Rev.
(Elmira College Project) VRDO	0.280%	6/7/10 LOC	10,000	10,000
Clifton Park NY IDA Multifamily Housing Rev.
(Coburg Village Project) VRDO	0.260%	6/7/10 LOC	10,945	10,945
Columbia NY Memorial Hosp. VRDO	0.270%	6/7/10 LOC	6,000	6,000
Columbia NY Memorial Hosp. VRDO	0.270%	6/7/10 LOC	5,470	5,470
Erie County NY Fiscal Stability Auth. BAN	1.250%	7/30/10	14,000	14,015
Geneva NY IDA Civic Fac. Rev. (Seneca) VRDO	0.270%	6/7/10 LOC	30,150	30,150
Great Neck NY UFSD TAN	1.750%	6/23/10	16,000	16,013
Half Hollow Hills NY Central School Dist. of
Huntington & Babylon County TAN	2.000%	6/30/10	33,400	33,442
Hempstead NY BAN	1.500%	6/10/10	25,000	25,007
Hempstead NY GO	3.000%	8/15/10	3,435	3,454
Islip NY BAN	2.000%	12/16/10	5,520	5,569
Locust Valley NY Central School Dist TAN	2.000%	6/23/10	5,000	5,005
Long Island NY Power Auth.
Electric System Rev. CP	0.330%	6/10/10 LOC	24,000	24,000
Long Island NY Power Auth.
Electric System Rev. VRDO	0.280%	6/1/10 LOC	1,100	1,100
Massapequa NY UFSD BAN	2.000%	10/8/10	5,064	5,089
Metro. New York Transp. Auth. Rev.	2.000%	12/31/10	25,000	25,235
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.250%	10/1/10 (Prere.)	4,675	4,750
1 Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax) TOB VRDO	0.300%	6/7/10 (4)	14,410	14,410
1 Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax) TOB VRDO	0.300%	6/7/10 (13)	7,840	7,840
Metro. New York Transp. Auth. Rev.
(Dedicated Tax Fund) VRDO	0.260%	6/7/10 LOC	13,520	13,520
Metro. New York Transp. Auth. Rev.
(Dedicated Tax Fund) VRDO	0.310%	6/7/10 LOC	8,950	8,950
Metro. New York Transp. Auth. Rev.
(Dedicated Tax Fund) VRDO	0.310%	6/7/10 LOC	40,560	40,560
1 Metro. New York Transp. Auth. Rev.
(Service Contract) TOB VRDO	0.320%	6/7/10 (4)	4,495	4,495

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metro. New York Transp. Auth. Rev.
(Transit Rev.) VRDO	0.250%	6/1/10 LOC	41,100	41,100
Metro. New York Transp. Auth. Rev.
(Transit Rev.) VRDO	0.270%	6/7/10 LOC	12,750	12,750
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.300%	6/7/10 (13)	19,005	19,005
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.310%	6/7/10 (4)	11,510	11,510
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.440%	6/7/10 (4)	3,620	3,620
1 Metro. New York Transp. Auth. Rev. TOB VRDO	0.440%	6/7/10 (4)	6,510	6,510
Metro. New York Transp. Auth. Rev. VRDO	0.240%	6/1/10 LOC	22,460	22,460
Metro. New York Transp. Auth. Rev. VRDO	0.230%	6/7/10 LOC	20,000	20,000
Monroe County NY IDA (Cherry Ridge) VRDO	0.260%	6/7/10 LOC	5,000	5,000
Monroe County NY IDA (Cherry Ridge) VRDO	0.260%	6/7/10 LOC	3,000	3,000
Monroe County NY IDA
(Monroe Community College) VRDO	0.270%	6/7/10 LOC	3,800	3,800
Monroe County NY IDA (Nazareth College) VRDO	0.290%	6/7/10 LOC	2,190	2,190
Nassau County NY Interim Finance Auth. VRDO	0.250%	6/7/10	30,000	30,000
Nassau County NY Interim Finance Auth. VRDO	0.280%	6/7/10	46,100	46,100
Nassau County NY Interim Finance Auth. VRDO	0.280%	6/7/10	41,100	41,100
Nassau County NY Interim Finance Auth. VRDO	0.300%	6/7/10	5,000	5,000
Nassau County NY Interim Finance Auth. VRDO	0.310%	6/7/10	20,000	20,000
Nassau NY Health Care Corp.	0.320%	8/28/10 LOC	15,000	15,000
Nassau NY Health Care Corp. VRDO	0.260%	6/7/10 LOC	9,580	9,580
New York City NY Capital Resources
(Enhanced Assistance PG) VRDO	0.420%	6/7/10 LOC	4,420	4,420
New York City NY Cultural Resources Rev.
(American Museum) VRDO	0.220%	6/7/10	10,000	10,000
New York City NY Cultural Resources Rev.
(American Museum) VRDO	0.220%	6/7/10	10,800	10,800
New York City NY Cultural Resources Rev.
(Asia Society) VRDO	0.160%	6/7/10 LOC	8,430	8,430
New York City NY Cultural Resources Rev.
(Lincoln Center) VRDO	0.140%	6/7/10 LOC	13,000	13,000
New York City NY Cultural Resources Rev.
(Metropolitan Museum) VRDO	0.160%	6/7/10	40,100	40,100
New York City NY Cultural Resources Rev.
(Pierpont Morgan Library) VRDO	0.250%	6/7/10 LOC	4,000	4,000
New York City NY Cultural Resources Rev.
(The Metropolitan Museum of Art) VRDO	0.160%	6/7/10	26,000	26,000
New York City NY GO	2.000%	8/1/10	14,745	14,783
New York City NY GO	5.250%	3/15/11 (Prere.)	5,000	5,243
1 New York City NY GO TOB VRDO	0.290%	6/7/10	5,995	5,995
New York City NY GO VRDO	0.260%	6/1/10 (4)	3,450	3,450
New York City NY GO VRDO	0.260%	6/1/10 (4)	3,430	3,430
New York City NY GO VRDO	0.260%	6/1/10 (4)	965	965
New York City NY GO VRDO	0.280%	6/1/10 LOC	3,450	3,450
New York City NY GO VRDO	0.310%	6/1/10 LOC	3,500	3,500
New York City NY GO VRDO	0.160%	6/7/10 LOC	30,000	30,000
New York City NY GO VRDO	0.190%	6/7/10 LOC	12,000	12,000
New York City NY GO VRDO	0.250%	6/7/10 LOC	54,975	54,975
New York City NY GO VRDO	0.260%	6/7/10	5,000	5,000
New York City NY GO VRDO	0.270%	6/7/10 LOC	23,000	23,000
New York City NY GO VRDO	0.280%	6/7/10 LOC	14,725	14,725
New York City NY GO VRDO	0.280%	6/7/10 LOC	1,000	1,000
New York City NY Health & Hosp. Corp. Rev.
(Health System) VRDO	0.180%	6/7/10 LOC	14,200	14,200

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Housing Dev. Corp.
Multi-Family Rev. (First Avenue) VRDO	0.300%	6/7/10 LOC	10,000	10,000
New York City NY Housing Dev. Corp.
Multi-Family Rev. PUT	0.330%	9/15/10	16,200	16,200
New York City NY Housing Dev. Corp.
Multi-Family Rev. PUT	0.350%	12/1/10	10,145	10,145
New York City NY Housing Dev. Corp.
Multi-Family Rev. PUT	0.400%	12/15/10	6,600	6,600
New York City NY Housing Dev. Corp.
Multi-Family Rev. PUT	0.530%	5/13/11	22,720	22,720
1 New York City NY Housing Dev. Corp.
Multi-Family Rev. TOB VRDO	0.320%	6/7/10	20,000	20,000
1 New York City NY Housing Dev. Corp.
Multi-Family Rev. TOB VRDO	0.350%	6/7/10	5,475	5,475
New York City NY Housing Dev. Corp.
Multi-Family Rev. VRDO	0.300%	6/7/10 LOC	45,800	45,800
1 New York City NY Housing Dev. Corp. Rev.
(Multi-Family Housing) TOB VRDO	0.540%	6/7/10	5,355	5,355
New York City NY Housing Dev. Corp. Rev.
(Multi-Family Rent Housing - Atlantic Court) VRDO	0.300%	6/7/10 LOC	53,100	53,100
New York City NY Housing Dev. Corp. Rev.
(Multi-Family Rent Housing - Ocean Gate) VRDO	0.310%	6/7/10 LOC	32,530	32,530
New York City NY Housing Dev. Corp. Rev.
(Multi-Family Rent Housing -
One Columbus Place) VRDO	0.310%	6/7/10 LOC	32,000	32,000
New York City NY Housing Dev. Corp. Rev. VRDO	0.260%	6/7/10 LOC	19,365	19,365
New York City NY IDA (Civic Fac. Rev.)	6.125%	11/1/10 (Prere.)	10,690	11,052
New York City NY IDA
(Lycee Francais De NY Project) VRDO	0.230%	6/7/10 LOC	13,350	13,350
New York City NY IDA
(Mercy College Project) VRDO	0.260%	6/7/10 LOC	12,770	12,770
New York City NY IDA
(NY Congregational Nursing Center Project)
VRDO	0.270%	6/7/10 LOC	4,400	4,400
New York City NY IDA (United Jewish Appeal)
VRDO	0.260%	6/7/10	17,800	17,800
New York City NY IDA - Jewish Board of
Family Services VRDO	0.260%	6/7/10 LOC	14,340	14,340
New York City NY IDA Special Fac. Rev.
(Korean Air Lines) VRDO	0.280%	6/7/10 LOC	14,800	14,800
New York City NY IDA Special Fac. Rev.
(Korean Air Lines) VRDO	0.280%	6/7/10 LOC	13,000	13,000
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.290%	6/7/10	14,000	14,000
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.290%	6/7/10	11,000	11,000
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.290%	6/7/10	10,000	10,000
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.290%	6/7/10	4,450	4,450
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.220%	6/1/10	5,995	5,995
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.250%	6/1/10	12,565	12,565
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.250%	6/1/10	26,655	26,655

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.280%	6/1/10	42,320	42,320
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.260%	6/7/10	15,400	15,400
1 New York City NY Sales Tax Asset
Receivable Corp. TOB VRDO	0.320%	6/7/10	19,610	19,610
1 New York City NY Sales Tax Asset
Receivable Corp. TOB VRDO	0.320%	6/7/10	12,845	12,845
1 New York City NY TOB VRDO	0.290%	6/1/10 LOC	13,095	13,095
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/11 (Prere.)	8,415	8,779
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/11 (Prere.)	13,985	14,590
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/11 (Prere.)	3,385	3,530
New York City NY Transitional Finance Auth. Rev.	5.375%	2/1/11 (Prere.)	7,310	7,624
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	9,500	9,916
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	2,955	3,084
1 New York City NY Transitional Finance Auth. Rev.
TOB VRDO	0.290%	6/7/10	5,295	5,295
New York City NY Transitional Finance Auth. Rev.
VRDO	0.250%	6/1/10	21,925	21,925
New York City NY Transitional Finance Auth. Rev.
VRDO	0.200%	6/7/10	55,525	55,525
New York City NY Transitional Finance Auth. Rev.
VRDO	0.250%	6/7/10	13,765	13,765
New York City NY Transitional Finance Auth. Rev.
VRDO	0.260%	6/7/10	50,660	50,660
New York City NY Transitional Finance Auth. Rev.
VRDO	0.260%	6/7/10	3,655	3,655
New York City NY Trust for Cultural Res.
(School of American Ballet) VRDO	0.280%	6/7/10 LOC	7,080	7,080
New York Liberty Dev. Corp. Rev. PUT	0.500%	1/18/11 (Prere.)	50,000	50,000
New York State Dormitory Auth. New York
Public Library Rev. VRDO	0.180%	6/7/10 LOC	7,320	7,320
New York State Dormitory Auth. New York
Public Library Rev. VRDO	0.180%	6/7/10 LOC	15,605	15,605
New York State Dormitory Auth. Rev.
(Blythedale Childrens Hosp.) VRDO	0.270%	6/7/10 LOC	9,000	9,000
New York State Dormitory Auth. Rev.
(Catholic Health) VRDO	0.270%	6/7/10 LOC	7,620	7,620
New York State Dormitory Auth. Rev.
(Catholic Health) VRDO	0.270%	6/7/10 LOC	25,250	25,250
1 New York State Dormitory Auth. Rev. (City Univ.)
TOB VRDO	0.280%	6/7/10 (4)	11,155	11,155
New York State Dormitory Auth. Rev.
(Columbia Univ.) CP	0.220%	6/15/10	6,340	6,340
New York State Dormitory Auth. Rev.
(Columbia Univ.) CP	0.220%	6/15/10	12,800	12,800
New York State Dormitory Auth. Rev.
(Cornell Univ.) VRDO	0.160%	6/7/10	6,100	6,100
New York State Dormitory Auth. Rev.
(Cornell Univ.) VRDO	0.160%	6/7/10	19,455	19,455
1 New York State Dormitory Auth. Rev.
(Mental Health Services) TOB VRDO	0.350%	6/7/10 (4)LOC	15,785	15,785
New York State Dormitory Auth. Rev.
(Mental Health Services) VRDO	0.250%	6/7/10 LOC	71,500	71,500
New York State Dormitory Auth. Rev.
(Personal Income Tax)	2.000%	6/15/10	16,930	16,940

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 New York State Dormitory Auth. Rev.
(Personal Income Tax) TOB VRDO	0.280%	6/7/10	17,555	17,555
1 New York State Dormitory Auth. Rev.
(Personal Income Tax) TOB VRDO	0.300%	6/7/10	11,950	11,950
New York State Dormitory Auth. Rev.
(Rockefeller Univ.) VRDO	0.140%	6/7/10	18,000	18,000
New York State Dormitory Auth. Rev.
(Wagner College) VRDO	0.260%	6/7/10 LOC	4,735	4,735
New York State Dormitory Auth. Rev.
Non State Supported Debt
(Catholic Health System) VRDO	0.270%	6/7/10 LOC	2,470	2,470
New York State Dormitory Auth. Rev.
Non State Supported Debt
(Columbia Univ.) VRDO	0.230%	6/7/10	60,150	60,150
New York State Dormitory Auth. Rev.
Non State Supported Debt
(Highland Community Dev. Corp.) VRDO	0.270%	6/7/10 LOC	9,610	9,610
New York State Dormitory Auth. Rev.
Non State Supported Debt
(LeMoyne College) VRDO	0.270%	6/7/10 LOC	4,800	4,800
New York State Dormitory Auth. Rev.
Non State Supported Debt
(New York Law School) VRDO	0.250%	6/7/10 LOC	6,400	6,400
New York State Dormitory Auth. Rev.
Non State Supported Debt
(Rockefellar Univ.) VRDO	0.160%	6/7/10	15,815	15,815
New York State Dormitory Auth. Rev.
Non State Supported Debt
(Rockefeller Univ.) VRDO	0.250%	6/7/10	30,000	30,000
New York State Dormitory Auth. Rev.
State Supported Debt (City Univ.) VRDO	0.230%	6/7/10 LOC	15,300	15,300
New York State Dormitory Auth. Rev.
State Supported Debt VRDO	0.240%	6/7/10 LOC	9,000	9,000
1 New York State Dormitory Auth. Rev. TOB VRDO	0.290%	6/7/10	5,000	5,000
1 New York State Dormitory Auth. Rev. TOB VRDO	0.290%	6/7/10	7,565	7,565
1 New York State Dormitory Auth. Rev. TOB VRDO	0.290%	6/7/10	6,420	6,420
1 New York State Dormitory Auth. Rev. TOB VRDO	0.290%	6/7/10	6,655	6,655
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	0.180%	6/7/10 LOC	15,000	15,000
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	0.250%	6/7/10 LOC	19,100	19,100
New York State Energy Research & Dev. Auth.
(Con Edison) VRDO	0.250%	6/7/10 LOC	18,600	18,600
New York State Energy Research & Dev. Auth.
Electric Fac. Rev. (Long Island Lighting Co.)
VRDO	0.300%	6/7/10 LOC	14,980	14,980
New York State Energy Research & Dev. Auth.
PCR (New York Electric & Gas) VRDO	0.220%	6/7/10 LOC	32,605	32,605
1 New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)
TOB VRDO	0.290%	6/7/10	3,645	3,645
1 New York State Environmental Fac. Corp. Rev.
(Personal Income Tax) TOB VRDO	0.290%	6/7/10	3,185	3,185
New York State Housing Finance Agency Rev.
(80 DeKalb Ave. Housing) VRDO	0.270%	6/7/10 LOC	15,270	15,270

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency Rev.
(Bowery Place) VRDO	0.260%	6/7/10 LOC	25,200	25,200
New York State Housing Finance Agency Rev.
(Brook Avenue Apartments) VRDO	0.320%	6/7/10 LOC	4,500	4,500
New York State Housing Finance Agency Rev.
(Chelsea Apartments) VRDO	0.310%	6/7/10 LOC	66,170	66,170
New York State Housing Finance Agency Rev.
(Clinton Green North) VRDO	0.250%	6/7/10 LOC	20,000	20,000
New York State Housing Finance Agency Rev.
(Clinton Green South) VRDO	0.250%	6/7/10 LOC	32,000	32,000
New York State Housing Finance Agency Rev.
(Saville Housing) VRDO	0.300%	6/7/10 LOC	45,000	45,000
New York State Housing Finance Agency Rev.
(West 23rd Street) VRDO	0.270%	6/7/10 LOC	37,900	37,900
New York State Housing Finance Agency Rev.
(West 37th Street Housing) VRDO	0.260%	6/7/10 LOC	4,200	4,200
New York State Housing Finance Agency Rev.
(West 38th Street) VRDO	0.270%	6/7/10 LOC	15,000	15,000
New York State Housing Finance Agency Rev.
VRDO	0.260%	6/7/10 LOC	25,000	25,000
New York State Housing Finance Agency Rev.
VRDO	0.270%	6/7/10 LOC	36,200	36,200
New York State Housing Finance Agency Rev.
VRDO	0.270%	6/7/10 LOC	27,000	27,000
New York State Housing Finance Agency
Service Contract Rev. VRDO	0.250%	6/7/10 LOC	32,700	32,700
New York State Housing Finance Agency
Service Contract Rev. VRDO	0.270%	6/7/10 LOC	9,000	9,000
New York State Local Govt. Assistance Corp.
VRDO	0.250%	6/7/10	15,000	15,000
New York State Local Govt. Assistance Corp.
VRDO	0.300%	6/7/10 LOC	17,500	17,500
1 New York State Mortgage Agency Rev.
(Homeowner Mortgage) TOB VRDO	0.350%	6/7/10	11,115	11,115
1 New York State Mortgage Agency Rev.
TOB VRDO	0.350%	6/7/10	12,090	12,090
1 New York State Mortgage Agency Rev. TOB VRDO	0.350%	6/7/10	10,915	10,915
1 New York State Mortgage Agency Rev. TOB VRDO	0.350%	6/7/10	8,825	8,825
1 New York State Mortgage Agency Rev. TOB VRDO	0.350%	6/7/10	6,700	6,700
New York State Power Auth. Rev. PUT	0.260%	9/1/10	24,650	24,650
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/11	2,000	2,105
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/11 (Prere.)	3,000	3,157
New York State Urban Dev. Corp. Rev.
(Service Contract) VRDO	0.280%	6/7/10 (12)	15,400	15,400
New York State Urban Dev. Corp. Rev. VRDO	0.250%	6/7/10 LOC	66,500	66,500
New York State Urban Dev. Corp. Rev. VRDO	0.250%	6/7/10 LOC	21,300	21,300
New York State Urban Dev. Corp. Rev. VRDO	0.280%	6/7/10 (12)	8,000	8,000
New York State Urban Dev. Corp. Rev. VRDO	0.280%	6/7/10 (12)	43,700	43,700
North Hempstead NY BAN	1.500%	6/11/10	13,519	13,523
Northport NY Union Free School TAN	2.000%	6/25/10	36,000	36,037
1 Nuveen New York Performance Plus
Municipal Fund VRDP VRDO	0.410%	6/7/10 LOC	34,500	34,500
Onondaga County NY IDA Civic Fac. Rev.
(Crouse Health Hosp.) VRDO	0.270%	6/7/10 LOC	6,715	6,715

New York Tax-Exempt Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Onondaga County NY IDA Civic Fac. Rev.
(Crouse Health Hosp.) VRDO	0.270%	6/7/10 LOC	8,805	8,805
Onondaga County NY IDA Civic Fac. Rev.
(Syracuse Univ. Project) VRDO	0.290%	6/7/10 LOC	5,685	5,685
Onondaga County NY Trust Cultural Resource Rev.
(Syracuse Univ.) VRDO	0.280%	6/7/10 LOC	17,000	17,000
Orange County NY BAN	1.750%	7/9/10	8,665	8,677
Oyster Bay NY BAN	1.750%	9/17/10	50,000	50,195
Oyster Bay NY BAN	1.500%	3/11/11	40,000	40,368
Riverhead NY IDA Rev. (Central Suffolk Hosp.)
VRDO	0.270%	6/7/10 LOC	6,900	6,900
Riverhead NY IDA Rev. (Central Suffolk Hosp.)
VRDO	0.270%	6/7/10 LOC	5,000	5,000
South Huntington NY UFSD TAN	2.000%	6/30/10	20,000	20,025
Southampton NY UFSD BAN	1.750%	6/23/10	9,000	9,007
Southampton NY UFSD TAN	1.750%	6/23/10	11,000	11,009
Suffolk County NY IDA Continuing Care
Civic Fac. Rev. (St. Anthonys High School) VRDO	0.250%	6/7/10 LOC	11,800	11,800
Suffolk County NY Water Auth. Rev. VRDO	0.250%	6/7/10	41,700	41,700
Syracuse NY IDA Civic Fac. Rev.
(Syracuse Univ. Project) VRDO	0.290%	6/7/10 LOC	5,400	5,400
Syracuse NY IDA Civic Fac. Rev.
(Syracuse Univ. Project) VRDO	0.290%	6/7/10 LOC	5,750	5,750
Tompkins County NY BAN	2.000%	12/17/10	20,440	20,624
Tompkins County NY IDA Civic Fac.
(Cornell Univ.) VRDO	0.250%	6/1/10	5,700	5,700
Tompkins County NY IDA Civic Fac.
(Cornell Univ.) VRDO	0.200%	6/7/10	9,190	9,190
Tompkins County NY IDA Civic Fac.
(Ithaca College) VRDO	0.270%	6/7/10 LOC	28,955	28,955
Tompkins County NY IDA Civic Fac.
(Ithaca College) VRDO	0.270%	6/7/10 LOC	15,000	15,000
1 Triborough Bridge & Tunnel Auth. New York Rev.
TOB VRDO	0.280%	6/7/10	24,610	24,610
1 Triborough Bridge & Tunnel Auth. New York Rev.
TOB VRDO	0.280%	6/7/10	10,045	10,045
1 Triborough Bridge & Tunnel Auth. New York Rev.
TOB VRDO	0.290%	6/7/10	2,660	2,660
Triborough Bridge & Tunnel Auth. New York Rev.
VRDO	0.240%	6/7/10 LOC	44,380	44,380
Triborough Bridge & Tunnel Auth. New York Rev.
VRDO	0.280%	6/7/10 (4)	30,655	30,655
Triborough Bridge & Tunnel Auth. New York Rev.
VRDO	0.300%	6/7/10	25,075	25,075
				3,580,292
Puerto Rico (0.4%)
1 Puerto Rico Sales Tax Financing Corp. Rev.
TOB VRDO	0.290%	6/7/10	13,400	13,400
Total Tax-Exempt Municipal Bonds (Cost $3,593,692)				3,593,692

New York Tax-Exempt Money Market Fund

Market
Value•
($000)
Other Assets and Liabilities (-0.1%)
Other Assets	26,232
Liabilities	(31,280)
(5,048)
Net Assets (100%)
Applicable to 3,588,468,404 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,588,644
Net Asset Value Per Share	$1.00

At May 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	3,588,635
Undistributed Net Investment Income	—
Accumulated Net Realized Gains	9
Net Assets	3,588,644

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the aggregate value of these securities was $418,285,000, representing 11.7% of net assets.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Tax-Exempt Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2010
($000)
Investment Income
Income
Interest	4,946
Total Income	4,946
Expenses
The Vanguard Group—Note B
Investment Advisory Services	406
Management and Administrative	2,149
Marketing and Distribution	586
Custodian Fees	14
Shareholders’ Reports	4
Trustees’ Fees and Expenses	3
Total Expenses	3,162
Net Investment Income	1,784
Realized Net Gain (Loss) on Investment Securities Sold	9
Net Increase (Decrease) in Net Assets Resulting from Operations	1,793

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,784	16,425
Realized Net Gain (Loss)	9	195
Net Increase (Decrease) in Net Assets Resulting from Operations	1,793	16,620
Distributions
Net Investment Income	(1,784)	(16,425)
Realized Capital Gain	—	—
Total Distributions	(1,784)	(16,425)
Capital Share Transactions (at $1.00)
Issued	1,016,058	2,350,479
Issued in Lieu of Cash Distributions	1,729	15,817
Redeemed	(1,345,866)	(3,260,687)
Net Increase (Decrease) from Capital Share Transactions	(328,079)	(894,391)
Total Increase (Decrease)	(328,070)	(894,196)
Net Assets
Beginning of Period	3,916,714	4,810,910
End of Period	3,588,644	3,916,714

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.0005	.004	.023	.035	.032	.022
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.0005	.004	.023	.035	.032	.022
Distributions
Dividends from Net Investment Income	(.0005)	(.004)	(.023)	(.035)	(.032)	(.022)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.0005)	(.004)	(.023)	(.035)	(.032)	(.022)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.05%	0.36%	2.32%	3.60%	3.28%	2.18%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,589	$3,917	$4,811	$5,451	$4,379	$3,238
Ratio of Total Expenses to
Average Net Assets	0.17%[2]	0.17%[3]	0.11%[3]	0.10%	0.13%	0.13%
Ratio of Net Investment Income to
Average Net Assets	0.10%[2]	0.37%	2.29%	3.54%	3.25%	2.19%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.
3 Includes fees to participate in the Treasury Temporary Guarantee Program for Money Market Funds of 0.04% for 2009 and 0.01% for 2008.
See Note D in Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Tax-Exempt Money Market Fund

Notes to Financial Statements

Vanguard New York Tax-Exempt Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2006–2009), and for the period ended May 31, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2010, the fund had contributed capital of $668,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.27% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

At May 31, 2010, 100% of the fund’s investments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of May 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

New York Long-Term Tax-Exempt Fund

Fund Profile
As of May 31, 2010

Share-Class Characteristics
		Investor	Admiral
		Shares	Shares
Ticker Symbol		VNYTX	VNYUX
Expense Ratio[1]		0.20%	0.12%
30-Day SEC Yield		3.10%	3.18%

Financial Attributes
		Barclays
		Capital
		10 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	415	8,565	46,449
Average Quality	AA-	AA/AA-	AA/AA-
Yield to Maturity
(before expenses)	3.2%	3.3%	3.4%
Average Coupon	4.8%	4.9%	5.0%
Average Duration	6.7 years	7.0 years	8.2 years
Average Effective
Maturity	7.0 years	9.9 years	13.5 years
Short-Term
Reserves	4.6%	—	—

Volatility Measures
	Barclays Capital
	10 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.87	0.99
Beta	0.98	1.06

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Distribution by Maturity (% of portfolio)

Under 1 Year	8.5%
1 - 3 Years	13.9
3 - 5 Years	13.3
5 - 10 Years	54.4
10 - 20 Years	3.7
20 - 30 Years	3.5
Over 30 Years	2.7

Distribution by Credit Quality (% of portfolio)

AAA	27.8%
AA	46.1
A	21.1
BBB	3.8
BB	0.7
Not Rated	0.5

Investment Focus

1 The expense ratios shown are from the prospectus dated April 22, 2010, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the six months ended May 31, 2010, the annualized expense ratios were 0.20% for Investor Shares and 0.12% for Admiral Shares.

New York Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): November 30, 1999, Through May 31, 2010
				Barclays Capital
				10 Year Municipal
			Investor Shares	Bond Index
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2000	5.63%	3.93%	9.56%	7.65%
2001	4.95	3.42	8.37	8.22
2002	4.65	2.19	6.84	6.67
2003	4.42	2.78	7.20	6.88
2004	4.29	-0.81	3.48	4.03
2005	4.27	-1.24	3.03	3.01
2006	4.51	2.17	6.68	6.17
2007	4.33	-2.76	1.57	3.51
2008	4.03	-8.66	-4.63	-0.42
2009	4.57	8.69	13.26	12.67
2010	2.02	1.36	3.38	3.46
Note: For 2010, performance data reflect the six months ended May 31, 2010.

Average Annual Total Returns: Periods Ended March 31, 2010
This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Investor Shares	4/7/1986	9.57%	4.00%	4.51%	0.76%	5.27%
Admiral Shares	5/14/2001	9.65	4.08	4.46[1]	0.35[1]	4.81[1]
1 Return since inception.

See Financial Highlights for dividend and capital gains information.

New York Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of May 31, 2010

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.9%)
New York (99.0%)
Albany County NY GO	5.000%	10/1/12 (14)	2,420	2,524
Albany NY IDA Fac. Rev. (St. Peter’s Hosp. Project)	5.250%	11/15/27	5,000	4,877
Albany NY IDA Fac. Rev. (Univ. of Albany)	5.375%	5/1/29 (12)	3,415	3,661
Albany NY IDA Fac. Rev. (Univ. of Albany)	5.375%	5/1/29 (12)	3,455	3,704
Albany NY IDA Fac. Rev. (Univ. of Albany)	5.375%	5/1/29 (12)	4,395	4,712
Albany NY IDA Fac. Rev. (Univ. of Albany)	5.500%	5/1/32 (12)	2,550	2,724
Albany NY IDA Fac. Rev. (Univ. of Albany)	5.500%	5/1/32 (12)	1,500	1,602
Amherst NY Dev. Corp. Student Housing Fac. Rev.	5.000%	10/1/40 (4)	2,500	2,561
Amherst NY Dev. Corp. Student Housing Fac. Rev.	5.000%	10/1/45	3,800	3,861
Brooklyn NY Local Dev. Corp. Rev. (Brooklyn Arena)	6.000%	7/15/30	9,000	9,238
Brooklyn NY Local Dev. Corp. Rev. (Brooklyn Arena)	6.375%	7/15/43	9,000	9,230
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15 (14)	335	336
Broome County NY Public Safety Fac. Project COP	5.250%	4/1/15 (14)(ETM)	2,225	2,233
Buffalo NY GO	5.125%	2/1/12 (2)	1,870	1,892
Buffalo NY GO	5.125%	2/1/13 (2)	2,945	2,980
Erie County NY Asset Securitization Corp.
Tobacco Settlement Rev.	5.000%	6/1/45	1,000	794
Erie County NY IDA School Fac. Rev.
(Buffalo City School Dist.) GO	5.000%	5/1/19	4,500	5,123
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/20 (4)	3,510	3,808
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/21 (4)	5,000	5,410
Erie County NY IDA School Fac. Rev. GO	5.750%	5/1/22 (4)	4,500	4,856
Hempstead NY GO	4.000%	8/15/11	3,000	3,134
Hempstead NY GO	2.500%	2/1/12	1,015	1,049
Hempstead NY GO	4.000%	1/15/13	1,500	1,617
Hempstead NY GO	3.000%	4/15/13	5,070	5,354
Hempstead NY GO	4.000%	8/15/13	1,000	1,098
Hempstead NY GO	5.000%	1/15/14	1,740	1,962
Hempstead NY GO	3.000%	4/15/14	5,155	5,461
Hempstead NY GO	5.000%	1/15/15	1,000	1,145
Hempstead NY GO	3.000%	4/15/15	5,260	5,556
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/17	2,360	2,565
Hempstead NY IDA Civic Fac. Rev. (Hofstra Univ.)	5.250%	7/1/19	3,200	3,467
Hudson Yards Infrastructure Corp. New York Rev.	4.500%	2/15/47 (14)	10,000	9,213
Hudson Yards Infrastructure Corp. New York Rev.	5.000%	2/15/47	29,600	28,736
Hudson Yards Infrastructure Corp. New York Rev.	5.000%	2/15/47 (3)	25,000	24,270
Liberty NY Dev. Corp. Rev.
(Goldman Sachs Headquarters)	5.250%	10/1/35	23,800	23,925

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Island NY Power Auth. Electric System Rev.	5.000%	12/1/18 (14)	25,000	27,549
Long Island NY Power Auth. Electric System Rev.	5.250%	4/1/19	15,000	16,987
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/24 (4)	19,830	11,271
Long Island NY Power Auth. Electric System Rev.	0.000%	6/1/27 (4)	15,905	7,599
Long Island NY Power Auth. Electric System Rev.	5.125%	9/1/29	10,000	10,079
Metro. New York Transp. Auth. Rev.	5.750%	7/1/18	7,490	8,851
Metro. New York Transp. Auth. Rev.	5.250%	11/15/20 (14)	6,650	7,578
Metro. New York Transp. Auth. Rev.	4.750%	11/15/23 (14)	8,600	8,919
Metro. New York Transp. Auth. Rev.	5.000%	11/15/23	4,500	4,801
Metro. New York Transp. Auth. Rev.	6.250%	11/15/23	5,000	5,899
Metro. New York Transp. Auth. Rev.	5.000%	11/15/27 (14)	10,000	10,443
Metro. New York Transp. Auth. Rev.	6.500%	11/15/28	5,000	5,855
Metro. New York Transp. Auth. Rev.	5.000%	11/15/30	5,000	5,147
Metro. New York Transp. Auth. Rev.	5.125%	11/15/31	4,450	4,624
Metro. New York Transp. Auth. Rev.	5.000%	11/15/33	7,000	7,148
Metro. New York Transp. Auth. Rev.	5.000%	11/15/37	14,250	14,276
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.500%	11/15/13 (4)	6,000	6,598
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.250%	11/15/28	5,000	5,443
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.250%	11/15/29	4,000	4,338
Metro. New York Transp. Auth. Rev.
(Dedicated Petroleum Tax)	5.250%	11/15/30	4,000	4,312
Metro. New York Transp. Auth. Rev.
(Service Contract)	5.750%	1/1/17	10,000	11,685
Metro. New York Transp. Auth. Rev.
(Service Contract)	5.125%	1/1/29	23,000	23,551
Metro. New York Transp. Auth. Rev.
(Service Contract)	5.000%	7/1/30 (2)	1,760	1,786
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/16 (14)	4,000	4,326
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17 (14)	5,000	5,407
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/17 (2)	35,000	37,850
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/19 (14)	5,500	5,930
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.500%	11/15/20 (14)	7,000	7,581
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.000%	11/15/22	5,000	5,368
Metro. New York Transp. Auth. Rev. (Transit Rev.)	5.250%	11/15/22 (14)	8,310	8,787
Metro. New York Transp. Auth. Rev. (Transit Rev.)
PUT	5.000%	11/15/14	40,550	45,033
Metro. New York Transp. Auth. Rev. VRDO	0.230%	6/7/10 LOC	15,000	15,000
Monroe Tobacco Securitization Corp. New York
Tobacco Settlement Rev.	6.375%	6/1/10 (Prere.)	15,000	15,157
Nassau County NY Sewer & Storm Water
Finance Auth. Rev.	5.000%	11/1/12	4,980	5,449
Nassau County NY Tobacco Settlement Corp.	5.250%	6/1/26	1,500	1,436
Nassau County NY Tobacco Settlement Corp.	5.000%	6/1/35	4,000	3,306
Nassau County NY Tobacco Settlement Corp.	5.125%	6/1/46	8,105	6,562
New York City NY Cultural Resources Rev.
(American Museum of Natural History)	5.000%	7/1/44 (14)	5,000	5,115
New York City NY Cultural Resources Rev.
(Julliard School)	5.000%	1/1/34	4,000	4,282
New York City NY Cultural Resources Rev.
(Julliard School)	5.000%	1/1/39	4,000	4,270
New York City NY Cultural Resources Rev.
(Julliard School) PUT	2.100%	7/1/15	14,500	14,460

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Cultural Resources Rev.
(Museum of Modern Art)	5.000%	4/1/31	5,000	5,340
New York City NY Cultural Resources Rev.
(Trust for Cultural Resources) PUT	2.750%	7/1/12	4,000	4,118
New York City NY GO	5.125%	8/1/10 (4)(Prere.)	130	132
New York City NY GO	5.000%	8/1/13	2,370	2,647
New York City NY GO	5.125%	8/1/13 (4)	18,895	19,220
New York City NY GO	5.750%	8/1/13	7,500	8,244
New York City NY GO	5.000%	8/15/13	1,000	1,118
New York City NY GO	5.000%	1/1/14	3,360	3,768
New York City NY GO	5.000%	2/1/14	3,500	3,933
New York City NY GO	5.000%	8/1/14	2,500	2,837
New York City NY GO	5.000%	8/1/14	2,800	3,178
New York City NY GO	5.000%	8/1/14	2,330	2,644
New York City NY GO	5.000%	8/1/14	6,500	7,377
New York City NY GO	5.000%	8/1/14	2,505	2,843
New York City NY GO	5.200%	8/1/14 (4)	5,000	5,090
New York City NY GO	5.250%	8/1/14	1,390	1,592
New York City NY GO	5.250%	9/1/14	4,060	4,654
New York City NY GO	5.000%	4/1/15 (4)	4,760	5,437
New York City NY GO	5.000%	8/1/16	16,925	19,297
New York City NY GO	5.000%	8/1/16	5,000	5,701
New York City NY GO	5.000%	8/1/16	7,050	8,038
New York City NY GO	5.000%	2/1/17	8,835	10,029
New York City NY GO	5.000%	3/1/17	10,000	11,362
New York City NY GO	5.000%	8/1/17	7,500	8,559
New York City NY GO	5.000%	9/1/17	3,955	4,394
New York City NY GO	5.000%	8/1/18	7,500	8,576
New York City NY GO	5.000%	8/1/20	7,500	8,510
New York City NY GO	5.000%	8/1/20	4,755	5,395
New York City NY GO	5.500%	8/1/20	2,500	2,712
New York City NY GO	5.000%	8/1/21	1,000	1,088
New York City NY GO	5.000%	8/1/21	2,000	2,243
New York City NY GO	5.250%	9/1/21	8,000	9,043
New York City NY GO	5.000%	8/1/22	4,250	4,716
New York City NY GO	5.000%	8/1/22	10,000	10,835
New York City NY GO	5.250%	8/15/22	10,000	11,197
New York City NY GO	5.250%	9/1/22	17,000	19,043
New York City NY GO	5.000%	10/1/22	2,985	3,255
New York City NY GO	5.000%	8/1/23	1,035	1,139
New York City NY GO	5.000%	8/1/24	10,000	10,773
New York City NY GO	5.250%	8/15/24	15,000	16,611
New York City NY GO	5.000%	1/1/25	10,000	10,658
New York City NY GO	5.000%	8/1/25	4,805	5,225
New York City NY GO	5.000%	8/1/25	8,000	8,600
New York City NY GO	5.000%	10/1/25	10,000	10,722
New York City NY GO	5.000%	1/1/26	6,360	6,736
New York City NY GO	5.000%	4/1/26	15,800	16,887
New York City NY GO	5.000%	8/1/26	6,280	6,773
New York City NY GO	5.000%	8/15/26	14,500	15,537
New York City NY GO	5.250%	8/15/26	5,100	5,568
New York City NY GO	5.000%	5/15/28	4,500	4,826
New York City NY GO	5.000%	8/1/28	7,000	7,516
New York City NY GO	6.250%	10/15/28	1,035	1,219
New York City NY GO	5.625%	4/1/29	3,000	3,348
New York City NY GO	5.450%	4/1/31	8,500	9,415

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	5/15/31	9,000	9,575
New York City NY GO	5.375%	4/1/36	4,000	4,372
New York City NY GO	5.000%	5/15/36	4,250	4,469
New York City NY GO VRDO	0.250%	6/1/10 LOC	1,200	1,200
New York City NY GO VRDO	0.250%	6/1/10 LOC	5,000	5,000
New York City NY GO VRDO	0.260%	6/1/10 (4)	7,820	7,820
New York City NY GO VRDO	0.260%	6/1/10 (4)	12,000	12,000
New York City NY GO VRDO	0.260%	6/1/10 (4)	8,100	8,100
New York City NY GO VRDO	0.280%	6/1/10 LOC	8,400	8,400
New York City NY Health & Hosp. Corp. Rev.	5.000%	2/15/12	6,665	7,055
New York City NY Housing Dev. Corp.
Multi-Family Rev.	4.750%	11/1/29	5,220	5,254
New York City NY Housing Dev. Corp.
Multi-Family Rev.	4.750%	11/1/29	2,520	2,540
New York City NY Housing Dev. Corp.
Multi-Family Rev.	5.550%	11/1/39	3,500	3,629
New York City NY Housing Dev. Corp.
Multi-Family Rev.	5.700%	11/1/46	7,155	7,445
New York City NY IDA (Civil Liberties Union) VRDO	0.280%	6/1/10 LOC	5,765	5,765
New York City NY IDA (Queens Baseball Stadium)	6.125%	1/1/29 (12)	1,750	1,961
New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/31 (2)	20,640	19,280
New York City NY IDA (Queens Baseball Stadium)	5.000%	1/1/39 (2)	2,875	2,552
New York City NY IDA (Queens Baseball Stadium)	6.375%	1/1/39 (12)	4,000	4,430
New York City NY IDA (Yankee Stadium)	0.000%	3/1/34 (12)	10,285	2,700
New York City NY IDA (Yankee Stadium)	0.000%	3/1/35 (12)	4,305	1,060
New York City NY IDA (Yankee Stadium)	5.000%	3/1/36 (14)	14,800	14,525
New York City NY IDA (Yankee Stadium)	7.000%	3/1/49 (12)	8,000	9,287
New York City NY IDA Civic Fac. Rev.
(Grace Church School) VRDO	0.260%	6/7/10 LOC	4,910	4,910
New York City NY IDA Special Fac. Rev.	5.000%	5/1/29	2,020	2,083
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/17	10,000	8,102
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.375%	6/15/17	24,515	26,578
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/18	4,250	3,267
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	0.000%	6/15/21	4,490	2,985
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/29	9,500	10,058
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/31	11,000	11,483
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.250%	6/15/32	15,000	16,364
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	4.750%	6/15/33	15,000	15,300
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.125%	6/15/33 (14)	6,995	7,255
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/34	10,000	10,493
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	4.750%	6/15/35	9,575	9,735
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/35	1,000	1,029
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/35	4,480	4,581

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/36	20,055	20,696
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/37	4,180	4,354
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	4.750%	6/15/38	1,000	1,013
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/38	37,505	39,063
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/39	5,000	5,173
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.000%	6/15/40	5,000	5,283
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.250%	6/15/40	13,355	14,422
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.250%	6/15/40	7,500	8,099
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.500%	6/15/40	18,500	20,633
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev.	5.750%	6/15/40	10,075	11,426
1 New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. TOB VRDO	0.290%	6/1/10	10,285	10,285
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.220%	6/1/10	4,350	4,350
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.280%	6/1/10	1,000	1,000
New York City NY Muni. Water Finance Auth.
Water & Sewer System Rev. VRDO	0.230%	6/7/10	15,000	15,000
New York City NY Sales Tax Asset
Receivable Corp.	5.000%	10/15/23 (14)	6,100	6,661
New York City NY Sales Tax Asset
Receivable Corp.	5.000%	10/15/24 (14)	12,000	13,069
New York City NY Sales Tax Asset
Receivable Corp.	5.000%	10/15/25 (14)	20,225	21,996
New York City NY Sales Tax Asset
Receivable Corp.	5.000%	10/15/26 (14)	2,540	2,739
New York City NY Transitional Finance Auth.
Building Aid Rev.	5.250%	1/15/25	9,500	10,439
New York City NY Transitional Finance Auth.
Building Aid Rev.	5.000%	7/15/26 (14)	6,150	6,545
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/11	4,750	4,878
New York City NY Transitional Finance Auth. Rev.	5.500%	2/1/11 (Prere.)	1,470	1,536
New York City NY Transitional Finance Auth. Rev.	5.500%	11/1/11	4,000	4,259
New York City NY Transitional Finance Auth. Rev.	5.375%	2/15/12 (Prere.)	9,395	10,148
New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/12 (Prere.)	675	731
New York City NY Transitional Finance Auth. Rev.	5.500%	2/15/12 (Prere.)	2,060	2,231
New York City NY Transitional Finance Auth. Rev.	5.250%	8/1/12 (2)(Prere.)	3,750	4,120
New York City NY Transitional Finance Auth. Rev.	5.000%	8/1/13 (Prere.)	5	6
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/17	3,000	3,390
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/24 (14)	6,740	7,222
New York City NY Transitional Finance Auth. Rev.	5.000%	7/15/25 (14)	5,200	5,566
New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/26	5,000	5,467
New York City NY Transitional Finance Auth. Rev.	5.000%	8/1/26	3,360	3,559
New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/28	3,500	3,708
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/30	500	522
New York City NY Transitional Finance Auth. Rev.	5.000%	11/1/30	23,500	24,981

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Auth. Rev.	5.000%	1/15/32	500	524
New York City NY Transitional Finance Auth. Rev.	5.000%	8/1/32	2,005	2,060
New York City NY Transitional Finance Auth. Rev.	5.125%	1/15/33	7,000	7,366
New York City NY Transitional Finance Auth. Rev.	5.125%	1/15/34	10,000	10,501
New York City NY Transitional Finance Auth. Rev.	4.750%	1/15/38	20,000	20,203
New York City NY Transitional Finance Auth. Rev.	5.250%	1/15/39	6,875	7,321
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.250%	2/1/19 (14)	4,500	4,916
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	11/1/20	1,710	1,976
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	11/1/21	5,000	5,725
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	11/1/22	5,000	5,688
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	11/1/23	5,000	5,639
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	5/1/24	7,710	8,573
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	11/1/24	5,000	5,608
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	5/1/29	5,000	5,411
New York City NY Transitional Finance Auth. Rev.
Future Tax	5.000%	5/1/30	5,000	5,372
New York City NY Transitional Finance Auth. Rev.
VRDO	0.280%	6/1/10	4,400	4,400
New York City NY Transitional Finance Auth. Rev.
VRDO	0.260%	6/7/10	5,200	5,200
New York Convention Center Dev. Corp. Rev.
(Hotel Unit)	5.000%	11/15/44 (2)	10,000	10,024
New York Liberty Dev. Corp. Rev. PUT	0.500%	1/18/11 (Prere.)	20,000	20,009
New York State Dormitory Auth. Rev.	4.000%	2/15/11	2,190	2,244
New York State Dormitory Auth. Rev.	4.000%	2/15/12	2,230	2,349
New York State Dormitory Auth. Rev.	5.250%	2/15/19 (14)	2,420	2,611
New York State Dormitory Auth. Rev.	5.250%	2/15/20 (14)	2,555	2,737
New York State Dormitory Auth. Rev.	5.250%	2/15/21 (14)	1,680	1,791
New York State Dormitory Auth. Rev.	5.250%	2/15/22 (14)	2,825	2,996
New York State Dormitory Auth. Rev.	5.000%	2/15/23 (4)	5,980	6,485
New York State Dormitory Auth. Rev.	5.250%	2/15/23 (14)	1,120	1,182
New York State Dormitory Auth. Rev.	5.000%	2/15/25 (4)	2,735	2,925
New York State Dormitory Auth. Rev.	5.000%	2/15/26 (4)	2,995	3,188
New York State Dormitory Auth. Rev.	5.000%	2/15/28 (4)	500	536
New York State Dormitory Auth. Rev.	5.000%	3/15/30	5,000	5,227
New York State Dormitory Auth. Rev.
(Albany Medical Center)	5.000%	8/15/18 (4)	15,915	17,100
New York State Dormitory Auth. Rev.
(Catholic Health)	5.500%	7/1/22 (14)	10,000	10,089
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/11 (3)	3,930	4,015
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/15 (14)	25,145	25,254
New York State Dormitory Auth. Rev. (City Univ.)	5.750%	7/1/16 (14)	7,255	7,285
New York State Dormitory Auth. Rev. (City Univ.)	5.500%	7/1/20 (14)	14,525	16,796
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/19	4,900	5,554
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/19	5,100	5,641

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev.
(Columbia Univ.)	5.125%	7/1/21	6,990	7,876
New York State Dormitory Auth. Rev.
(Cornell Univ.)	5.000%	7/1/31	6,905	7,421
New York State Dormitory Auth. Rev.
(Cornell Univ.)	5.000%	7/1/35	1,500	1,575
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/20	3,965	4,110
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/21	4,035	4,160
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/22	4,285	4,403
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/26	5,495	5,508
New York State Dormitory Auth. Rev.
(Long Island Jewish)	5.000%	11/1/26	1,800	1,828
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	90	91
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	95	96
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	105	106
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	15	15
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	15	15
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	15	15
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.875%	8/15/10 (4)(Prere.)	5	5
New York State Dormitory Auth. Rev.
(Mental Health Services)	5.000%	2/15/25 (14)	6,575	6,955
New York State Dormitory Auth. Rev.
(New York Univ. Hosp.)	5.000%	7/1/20	3,000	3,081
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	12/15/18	11,950	13,516
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/22	10,070	11,057
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/22	10,000	11,186
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/23 (4)	4,200	4,496
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/26 (2)	7,500	7,952
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/28	2,225	2,426
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	12/15/31	21,515	22,705
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	12/15/35	10,000	10,454
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.750%	3/15/36	10,000	11,366
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.000%	3/15/38	10,000	10,605
New York State Dormitory Auth. Rev.
(Personal Income Tax)	5.250%	3/15/38	10,000	10,834

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev.
(Sloan-Kettering Cancer Center)	5.000%	7/1/30	34,500	36,006
New York State Dormitory Auth. Rev.
(St. Joseph’s Hosp.)	5.250%	7/1/18 (14)	6,700	6,703
New York State Dormitory Auth. Rev.
(State Univ. Dormitory Fac.)	5.000%	7/1/32	10,000	10,337
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/12 (14)	16,160	16,392
New York State Dormitory Auth. Rev. (State Univ.)	5.250%	5/15/13	5,000	5,404
New York State Dormitory Auth. Rev. (State Univ.)	6.000%	5/15/13 (14)	17,285	17,529
New York State Dormitory Auth. Rev. (State Univ.)	5.750%	5/15/17 (4)	3,750	4,475
New York State Dormitory Auth. Rev.
(Supported Debt - The New School)	5.000%	7/1/31 (14)	8,765	8,986
New York State Dormitory Auth. Rev.
(Supported Debt - The New School)	5.000%	7/1/36 (14)	6,190	6,277
New York State Dormitory Auth. Rev.
(Supported Debt Court)	5.000%	7/1/35	13,000	13,391
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)	5.250%	7/1/17 (4)	8,025	8,048
New York State Dormitory Auth. Rev.
(Vassar Brothers Hosp.)	5.375%	7/1/25 (4)	7,000	7,023
New York State Dormitory Auth. Rev.
(Yeshiva Univ.)	5.250%	7/1/19 (2)	2,425	2,670
New York State Dormitory Auth. Rev.
(Yeshiva Univ.)	5.250%	7/1/21 (2)	1,750	1,855
New York State Dormitory Auth. Rev.
(Yeshiva Univ.)	5.250%	7/1/22 (2)	3,425	3,615
New York State Dormitory Auth. Rev.
Non State Supported Debt (Columbia Univ.)	5.000%	7/1/13	3,475	3,904
New York State Dormitory Auth. Rev.
Non State Supported Debt (Cornell Univ.)	5.000%	7/1/37	5,000	5,339
New York State Dormitory Auth. Rev.
Non State Supported Debt (Fordham Univ.)	5.000%	7/1/33 (12)	5,670	5,915
New York State Dormitory Auth. Rev.
Non State Supported Debt (Fordham Univ.)	5.000%	7/1/38 (12)	3,000	3,115
New York State Dormitory Auth. Rev.
Non State Supported Debt (Hudson Valley Hosp.)	5.000%	8/15/27 (4)	4,675	4,897
New York State Dormitory Auth. Rev.
Non State Supported Debt (Hudson Valley Hosp.)	5.000%	8/15/36 (4)	3,575	3,651
New York State Dormitory Auth. Rev.
Non State Supported Debt
(Long Island Jewish Obligated Group)	5.000%	5/1/32	6,500	6,373
2 New York State Dormitory Auth. Rev.
Non State Supported Debt (Mount Sinai School
of Medicine of New York Univ.)	5.000%	7/1/22	7,000	7,332
2 New York State Dormitory Auth. Rev.
Non State Supported Debt (Mount Sinai School
of Medicine of New York Univ.)	5.000%	7/1/23	4,500	4,680
2 New York State Dormitory Auth. Rev.
Non State Supported Debt (Mount Sinai School
of Medicine of New York Univ.)	5.000%	7/1/26	5,000	5,119
New York State Dormitory Auth. Rev.
Non State Supported Debt (Mount Sinai School
of Medicine of New York Univ.)	5.000%	7/1/28	3,940	3,954
New York State Dormitory Auth. Rev.
Non State Supported Debt (Mount Sinai School
of Medicine of New York Univ.)	5.000%	7/1/35 (14)	13,875	13,855

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Auth. Rev.
Non State Supported Debt (Mount Sinai School
of Medicine of New York Univ.)	4.500%	7/1/37 (14)	7,920	7,209
New York State Dormitory Auth. Rev.
Non State Supported Debt (Muni. Fac. Health)	5.000%	1/15/13	8,440	9,176
New York State Dormitory Auth. Rev.
Non State Supported Debt
(New York Law School) VRDO	0.250%	6/7/10 LOC	2,200	2,200
New York State Dormitory Auth. Rev.
Non State Supported Debt
(New York Univ. Hosp.)	5.000%	7/1/22	8,000	8,167
New York State Dormitory Auth. Rev.
Non State Supported Debt
(New York Univ. Hosp.)	5.000%	7/1/29	5,000	5,353
New York State Dormitory Auth. Rev.
Non State Supported Debt (New York Univ.)	5.000%	7/1/38	15,700	16,433
New York State Dormitory Auth. Rev.
Non State Supported Debt (Pratt Institute)	5.000%	7/1/16 (12)	750	854
New York State Dormitory Auth. Rev.
Non State Supported Debt (Pratt Institute)	5.000%	7/1/18 (12)	570	649
New York State Dormitory Auth. Rev.
Non State Supported Debt (Pratt Institute)	5.000%	7/1/29 (12)	3,750	3,989
New York State Dormitory Auth. Rev.
Non State Supported Debt (St. John’s Univ.)	5.250%	7/1/32 (14)	20,000	20,790
New York State Dormitory Auth. Rev.
Non State Supported Debt (St. Lawrence Univ.)	5.000%	7/1/14	16,000	17,557
New York State Dormitory Auth. Rev.
Non State Supported Debt (Univ. of Rochester)	5.000%	7/1/32	8,405	8,613
New York State Dormitory Auth. Rev.
Non State Supported Debt (Vassar College)	5.000%	7/1/46	15,000	15,552
New York State Dormitory Auth. Rev.
State Supported Debt	5.500%	2/15/17	10,000	11,479
New York State Dormitory Auth. Rev.
State Supported Debt	5.000%	7/1/18	2,000	2,256
New York State Dormitory Auth. Rev.
State Supported Debt	5.000%	10/1/20 (12)	1,500	1,686
New York State Dormitory Auth. Rev.
State Supported Debt	5.000%	10/1/21 (12)	2,500	2,791
New York State Dormitory Auth. Rev.
State Supported Debt	5.000%	7/1/34	5,000	5,331
New York State Dormitory Auth. Rev.
State Supported Debt (City Univ.)	5.000%	7/1/25	4,670	4,963
New York State Energy Research & Dev. Auth.
PCR (New York Electric & Gas) ARS	0.943%	4/1/34 (14)	10,000	9,603
2 New York State Energy Research & Dev. Auth.
PCR (New York Electric & Gas) PUT	3.000%	6/3/13	7,500	7,491
2 New York State Energy Research & Dev. Auth.
PCR (New York Electric & Gas) PUT	3.000%	6/3/13	7,500	7,491
New York State Energy Research & Dev. Auth.
PCR (Rochester Gas & Electric Corp.) PUT	5.000%	8/1/16 (14)	7,750	8,055
New York State Environmental Fac. Corp. PCR	5.750%	6/15/11 (4)(ETM)	5,950	6,287
New York State Environmental Fac. Corp. PCR	5.750%	6/15/12 (4)(ETM)	5,585	6,166
New York State Environmental Fac. Corp. PCR	5.750%	6/15/12 (4)(ETM)	2,870	3,169
3 New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/16	3,095	3,335

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.250%	6/15/19	11,335	12,213
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/22	4,950	5,476
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/25	4,540	5,001
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	4.750%	6/15/32	12,240	12,549
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/34	5,000	5,176
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/34	6,000	6,320
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	10/15/35	5,815	6,119
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/37	2,375	2,522
New York State Environmental Fac. Corp. Rev.
(Clean Water & Drinking Revolving Funds)	5.000%	6/15/37	7,500	7,911
New York State Environmental Fac. Corp. Rev.
(Personal Income Tax)	5.250%	12/15/24	8,000	9,059
New York State Environmental Fac. Corp.
Solid Waste Disposal Rev.
(Waste Management Inc. Project) PU	2.500%	1/2/13	5,000	5,015
New York State Housing Finance Agency Rev.
(Personal Income Tax)	5.000%	3/15/38	15,245	15,974
New York State Local Govt. Assistance Corp.	5.500%	4/1/17	2,015	2,386
New York State Local Govt. Assistance Corp.
VRDO	0.250%	6/7/10	25,000	25,000
New York State Mortgage Agency Rev.	4.750%	11/1/24	11,890	12,061
New York State Muni. Bond Bank Agency
Special School Purpose Rev.	5.500%	12/1/12	6,955	7,699
New York State Power Auth. Rev.	5.250%	11/15/12 (Prere.)	20,710	22,989
New York State Thruway Auth. Rev.	5.000%	1/1/26 (14)	4,695	4,990
New York State Thruway Auth. Rev.	5.000%	1/1/27 (14)	2,000	2,115
New York State Thruway Auth. Rev.	5.000%	1/1/28 (14)	2,500	2,629
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/14 (2)	32,400	35,044
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/16	5,050	5,773
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	24,500	27,592
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	5,000	5,955
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/25 (2)	9,500	10,117
New York State Thruway Auth. Rev.
(Highway & Bridge Trust Fund)	5.000%	4/1/28	9,000	9,699
New York State Thruway Auth. Rev.
(Personal Income Tax)	5.250%	3/15/19	10,765	12,565
New York State Thruway Auth. Rev.
(Personal Income Tax)	5.000%	3/15/22	7,570	8,518
New York State Thruway Auth. Rev.
(Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/17	1,500	1,717
New York State Urban Dev. Corp. Rev.	5.000%	1/1/14	13,000	14,455
New York State Urban Dev. Corp. Rev.	5.000%	1/1/15	5,000	5,620
New York State Urban Dev. Corp. Rev.	5.000%	1/1/16	10,000	11,252

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Dev. Corp. Rev.	5.250%	1/1/17	2,095	2,390
New York State Urban Dev. Corp. Rev.	5.625%	1/1/28	3,860	4,227
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/19	4,445	5,204
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	12/15/20	8,240	9,549
New York State Urban Dev. Corp. Rev.
(Personal Income Tax)	5.000%	3/15/23 (4)	7,860	8,600
2 New York State Urban Dev. Corp. Rev.
(Service Contract)	5.000%	1/1/18	5,000	5,649
2 New York State Urban Dev. Corp. Rev.
(Service Contract)	5.000%	1/1/19	6,935	7,822
2 New York State Urban Dev. Corp. Rev.
(Service Contract)	5.000%	1/1/20	6,530	7,345
New York State Urban Dev. Corp. Rev.
(Service Contract)	5.250%	1/1/24	10,000	10,842
Niagara Falls NY Bridge Comm. Rev.	5.250%	10/1/15 (14)	4,295	4,566
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/20 (14)	8,685	10,816
Niagara Falls NY Bridge Comm. Rev.	6.250%	10/1/21 (14)	9,230	11,584
North Hempstead NY GO	6.400%	4/1/11 (14)	2,075	2,178
Port Auth. of New York & New Jersey Rev.	5.000%	8/15/28 (4)	10,000	10,809
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/30	5,940	6,270
Port Auth. of New York & New Jersey Rev.	4.750%	11/15/32	6,900	7,127
Port Auth. of New York & New Jersey Rev.	4.750%	7/15/33	9,700	10,071
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/33	6,990	7,321
Port Auth. of New York & New Jersey Rev.	5.000%	9/1/38	10,000	10,313
St. Lawrence County NY Individual Dev.
Civic Fac. Rev. (St. Lawrence Univ.)	5.000%	10/1/16	3,510	3,945
1 Suffolk County NY GO TOB VRDO	0.320%	6/7/10 (14)	3,265	3,265
Suffolk County NY IDA Continuing Care
Civic Fac. Rev. (Institution of Technology)	5.250%	3/1/19	500	520
Suffolk County NY IDA Continuing Care
Civic Fac. Rev. (Institution of Technology)	5.250%	3/1/20	1,000	1,031
Suffolk County NY IDA Continuing Care
Civic Fac. Rev. (Institution of Technology)	5.000%	3/1/26	2,000	2,013
Suffolk County NY Water Auth. Rev.	5.250%	6/1/10 (2)(ETM)	3,790	3,792
Suffolk County NY Water Auth. Rev.	5.250%	6/1/11 (2)(ETM)	2,380	2,498
Suffolk County NY Water Auth. Rev.	5.250%	6/1/12 (2)(ETM)	4,290	4,686
Suffolk County NY Water Auth. Rev.	5.250%	6/1/17 (2)(ETM)	1,695	1,880
Tobacco Settlement Asset
Securitization Corp. Inc. New York	4.750%	6/1/22	3,110	3,048
Tobacco Settlement Asset
Securitization Corp. Inc. New York	5.000%	6/1/34	3,000	2,488
Tobacco Settlement Asset
Securitization Corp. Inc. New York	5.125%	6/1/42	17,160	14,196
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/15	2,930	3,118
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/15	9,500	11,112
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/16	2,500	2,661
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	1/1/18	2,330	2,473
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/18	185	203
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/19	43,025	47,152
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/28	2,675	2,897
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/32 (14)	3,150	3,254
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/33	3,385	3,564
Triborough Bridge & Tunnel Auth. New York Rev.	5.000%	11/15/37	13,310	13,951
Triborough Bridge & Tunnel Auth. New York Rev.	5.250%	11/15/38	25,000	26,813

New York Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Troy County NY IDA Civic Fac. Rev.
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	1,500	1,536
Troy County NY IDA Civic Fac. Rev.
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	5,000	5,094
United Nations Dev. Corp. New York Rev.	5.000%	7/1/20	3,340	3,742
Westchester County NY GO	4.000%	6/1/14	9,375	10,405
Westchester County NY GO	4.000%	6/1/15	9,760	10,920
				3,067,985
Puerto Rico (1.8%)
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/12 (14)(Prere.)	6,500	7,200
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/15 (14)	5,000	5,022
Puerto Rico Electric Power Auth. Rev.	5.375%	7/1/16 (14)	16,345	17,238
Puerto Rico GO	5.500%	7/1/13 (3)	6,000	6,526
Puerto Rico Muni. Finance Agency	5.250%	8/1/17 (4)	4,000	4,246
Puerto Rico Public Finance Corp.	6.000%	8/1/26 (ETM)	860	1,091
Puerto Rico Sales Tax Financing Corp. Rev.	6.000%	8/1/42	5,000	5,410
Puerto Rico Sales Tax Financing Corp. Rev.	6.500%	8/1/44	8,000	9,037
				55,770
Virgin Islands (0.1%)
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/11	2,000	2,089
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/23	2,000	2,048
Virgin Islands Public Finance Auth. Rev.	5.000%	10/1/25	1,100	1,120
				5,257
Total Tax-Exempt Municipal Bonds (Cost $3,003,027)				3,129,012
Other Assets and Liabilities (-0.9%)
Other Assets				43,763
Liabilities				(72,871)
				(29,108)
Net Assets (100%)				3,099,904

New York Long-Term Tax-Exempt Fund

At May 31, 2010, net assets consisted of:
Amount
($000)
Paid-in Capital	3,038,556
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(64,923)
Unrealized Appreciation (Depreciation)
Investment Securities	125,985
Futures Contracts	286
Net Assets	3,099,904

Investor Shares—Net Assets
Applicable to 67,124,759 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	749,018
Net Asset Value Per Share—Investor Shares	$11.16

Admiral Shares—Net Assets
Applicable to 210,679,362 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,350,886
Net Asset Value Per Share—Admiral Shares	$11.16

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2010, the aggregate value of these securities was $13,550,000, representing 0.4% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2010.
3 Securities with a value of $1,832,000 have been segregated as initial margin for open futures contracts.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) Berkshire Hathaway Assurance Corp.
(14) National Public Finance Guarantee Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

New York Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2010
($000)
Investment Income
Income
Interest	63,267
Total Income	63,267
Expenses
The Vanguard Group—Note B
Investment Advisory Services	144
Management and Administrative—Investor Shares	596
Management and Administrative—Admiral Shares	1,015
Marketing and Distribution—Investor Shares	100
Marketing and Distribution—Admiral Shares	244
Custodian Fees	11
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	2
Trustees’ Fees and Expenses	2
Total Expenses	2,120
Net Investment Income	61,147
Realized Net Gain (Loss)
Investment Securities Sold	3,313
Futures Contracts	(1,484)
Realized Net Gain (Loss)	1,829
Change in Unrealized Appreciation (Depreciation)
Investment Securities	39,770
Futures Contracts	427
Change in Unrealized Appreciation (Depreciation)	40,197
Net Increase (Decrease) in Net Assets Resulting from Operations	103,173

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2010	2009
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	61,147	117,376
Realized Net Gain (Loss)	1,829	(36,045)
Change in Unrealized Appreciation (Depreciation)	40,197	261,064
Net Increase (Decrease) in Net Assets Resulting from Operations	103,173	342,395
Distributions
Net Investment Income
Investor Shares	(14,663)	(28,896)
Admiral Shares	(46,484)	(88,480)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(61,147)	(117,376)
Capital Share Transactions
Investor Shares	6,419	36,260
Admiral Shares	66,407	121,346
Net Increase (Decrease) from Capital Share Transactions	72,826	157,606
Total Increase (Decrease)	114,852	382,625
Net Assets
Beginning of Period	2,985,052	2,602,427
End of Period	3,099,904	2,985,052

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.01	$10.13	$11.09	$11.44	$11.27	$11.45
Investment Operations
Net Investment Income	.219	.442	.463	.486	.486	.486
Net Realized and Unrealized Gain (Loss)
on Investments	.150	.880	(.960)	(.315)	.243	(.141)
Total from Investment Operations	.369	1.322	(.497)	.171	.729	.345
Distributions
Dividends from Net Investment Income	(.219)	(.442)	(.463)	(.486)	(.486)	(.486)
Distributions from Realized Capital Gains	—	—	—	(.035)	(.073)	(.039)
Total Distributions	(.219)	(.442)	(.463)	(.521)	(.559)	(.525)
Net Asset Value, End of Period	$11.16	$11.01	$10.13	$11.09	$11.44	$11.27

Total Return[1]	3.38%	13.26%	-4.63%	1.57%	6.68%	3.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$749	$732	$639	$680	$671	$686
Ratio of Total Expenses to
Average Net Assets	0.20%[2]	0.20%	0.15%	0.15%	0.16%	0.16%
Ratio of Net Investment Income to
Average Net Assets	3.96%[2]	4.13%	4.28%	4.36%	4.33%	4.23%
Portfolio Turnover Rate	29%[2]	29%	38%	10%	9%	12%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares
Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2010	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$11.01	$10.13	$11.09	$11.44	$11.27	$11.45
Investment Operations
Net Investment Income	.223	.451	.470	.494	.495	.494
Net Realized and Unrealized Gain (Loss)
on Investments	.150	.880	(.960)	(.315)	.243	(.141)
Total from Investment Operations	.373	1.331	(.490)	.179	.738	.353
Distributions
Dividends from Net Investment Income	(.223)	(.451)	(.470)	(.494)	(.495)	(.494)
Distributions from Realized Capital Gains	—	—	—	(.035)	(.073)	(.039)
Total Distributions	(.223)	(.451)	(.470)	(.529)	(.568)	(.533)
Net Asset Value, End of Period	$11.16	$11.01	$10.13	$11.09	$11.44	$11.27

Total Return	3.42%	13.35%	-4.56%	1.64%	6.76%	3.10%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,351	$2,253	$1,963	$1,990	$1,799	$1,575
Ratio of Total Expenses to
Average Net Assets	0.12%[1]	0.12%	0.08%	0.08%	0.09%	0.09%
Ratio of Net Investment Income to
Average Net Assets	4.04%[1]	4.21%	4.35%	4.43%	4.40%	4.31%
Portfolio Turnover Rate	29%[1]	29%	38%	10%	9%	12%
1 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

New York Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard New York Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. The fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2006–2009), and for the period ended May 31, 2010, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

New York Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2010, the fund had contributed capital of $571,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.23% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of May 31, 2010, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	3,129,012	—
Futures Contracts—Liabilities[1]	(57)	—	—
Total	(57)	3,129,012	—

1 Represents variation margin on the last day of the reporting period.

D. At May 31, 2010, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	September 2010	(30)	(3,596)	13
30-Year U.S. Treasury Bond	September 2010	(209)	(25,635)	273

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

New York Long-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2009, the fund had available capital loss carryforwards totaling $63,999,000 to offset future net capital gains of $103,000 through November 30, 2015, $32,349,000 through November 30, 2016, and $31,547,000 through November 30, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2010; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

The fund had realized losses totaling $2,893,000 through November 30, 2009, which are deferred for tax purposes and reduce the amount of tax-basis unrealized appreciation on investment securities.

At May 31, 2010, the cost of investment securities for tax purposes was $3,005,920,000. Net unrealized appreciation of investment securities for tax purposes was $123,092,000, consisting of unrealized gains of $132,123,000 on securities that had risen in value since their purchase and $9,031,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended May 31, 2010, the fund purchased $502,130,000 of investment securities and sold $417,339,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
	May 31, 2010		November 30, 2009
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Investor Shares
Issued	124,393	11,225	231,884	21,706
Issued in Lieu of Cash Distributions	11,968	1,080	23,282	2,170
Redeemed	(129,942)	(11,727)	(218,906)	(20,459)
Net Increase (Decrease)—Investor Shares	6,419	578	36,260	3,417
Admiral Shares
Issued	235,867	21,283	529,920	49,697
Issued in Lieu of Cash Distributions	33,375	3,012	63,550	5,923
Redeemed	(202,835)	(18,309)	(472,124)	(44,799)
Net Increase (Decrease)—Admiral Shares	66,407	5,986	121,346	10,821

H. In preparing the financial statements as of May 31, 2010, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2010
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2009	5/31/2010	Period
Based on Actual Fund Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,000.48	$0.85
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,033.83	$1.01
Admiral Shares	1,000.00	1,034.24	0.61
Based on Hypothetical 5% Yearly Return
New York Tax-Exempt Money Market Fund	$1,000.00	$1,024.08	$0.86
New York Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,023.93	$1.01
Admiral Shares	1,000.00	1,024.33	0.61

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New York Tax-Exempt Money Market Fund, 0.17%; and for the New York Long-Term Tax-Exempt Fund, 0.20% for Investor Shares and 0.12% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard New York Tax-Exempt Money Market Fund and Vanguard New York Long-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others.

However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board considered the quality of the funds’ investment management over both the short and long term, and took into account the organizational depth and stability of the advisor. The board noted that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board concluded that the funds have performed in line with expectations and that their results have been consistent with their investment strategies. Information about the funds’ most recent performance can be found in the Performance Summary sections of this report.

Cost
The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in each fund’s peer group. The board noted that the funds’ advisory expense ratios were also well below their peer-group averages. Information about the funds’ expense ratios appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

7-Day SEC Yield and 30-Day SEC Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission. For other funds, 30-day SEC yield is derived using a formula specified by the commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 162 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2]
F. William McNabb III	Principal Occupation(s) During the Past Five Years:
Born 1957. Trustee Since July 2009. Chairman of the	Chairman and Chief Executive Officer (retired 2009)
Board. Principal Occupation(s) During the Past Five	and President (2006–2008) of Rohm and Haas Co.
Years: Chairman of the Board of The Vanguard Group,	(chemicals); Director of Tyco International, Ltd.
Inc., and of each of the investment companies served	(diversified manufacturing and services) and Hewlett-
by The Vanguard Group, since January 2010; Director	Packard Co. (electronic computer manufacturing);
of The Vanguard Group since 2008; Chief Executive	Trustee of The Conference Board; Member of the
Officer and President of The Vanguard Group and of	Board of Managers of Delphi Automotive LLP
each of the investment companies served by The	(automotive components).
Vanguard Group since 2008; Director of Vanguard
Marketing Corporation; Managing Director of The	Amy Gutmann
Vanguard Group (1995–2008).	Born 1949. Trustee Since June 2006. Principal
Occupation(s) During the Past Five Years: President
of the University of Pennsylvania; Christopher H.
Independent Trustees	Browne Distinguished Professor of Political Science
in the School of Arts and Sciences with secondary
Emerson U. Fullwood	appointments at the Annenberg School for Commu-
Born 1948. Trustee Since January 2008. Principal	nication and the Graduate School of Education of
Occupation(s) During the Past Five Years: Executive	the University of Pennsylvania; Director of Carnegie
Chief Staff and Marketing Officer for North America	Corporation of New York, Schuylkill River Development
and Corporate Vice President (retired 2008) of Xerox	Corporation, and Greater Philadelphia Chamber of
Corporation (document management products and	Commerce; Trustee of the National Constitution Center;
services); Director of SPX Corporation (multi-industry	Chair of the Presidential Commission for the Study of
manufacturing), the United Way of Rochester,	Bioethical Issues.
Amerigroup Corporation (managed health care),
the University of Rochester Medical Center, and
Monroe Community College Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the
Maxwell School of Citizenship and Public Affairs	Kathryn J. Hyatt
at Syracuse University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal
F. Joseph Loughrey	of The Vanguard Group, Inc.; Treasurer of each of
Born 1949. Trustee Since October 2009. Principal	the investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President	Group since 2008; Assistant Treasurer of each of the
and Chief Operating Officer since 2005 (retired 2009)	investment companies served by The Vanguard Group
and Vice Chairman of the Board (2008–2009) of	(1988–2008).
Cummins Inc. (industrial machinery); Director of
SKF AB (industrial machinery), Hillenbrand, Inc.	Heidi Stam
(specialized consumer services), Sauer-Danfoss Inc.	Born 1956. Secretary Since July 2005. Principal
(machinery), the Lumina Foundation for Education,	Occupation(s) During the Past Five Years: Managing
and Oxfam America; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005;
Occupation(s) During the Past Five Years: George	Principal of The Vanguard Group (1997–2006).
Gund Professor of Finance and Banking at the Harvard
Business School; Chair of the Investment Committee
of HighVista Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Chairman of the Federal	Chairman Emeritus and Senior Advisor
Reserve Bank of Cleveland; Trustee of The Cleveland
Museum of Art.	John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
since 2007 and Chief Operating Officer since 2005	Founder
of Corning Incorporated (communications equipment);
President of Corning Technologies (2001–2005);	John C. Bogle
Director of Corning Incorporated and Dow Corning;	Chairman and Chief Executive Officer, 1974–1996
Trustee of the Corning Incorporated Foundation and
the Corning Museum of Glass; Overseer of the
Amos Tuck School of Business Administration at
Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® >www.vanguard.com

Fund Information > 800-662-7447	CFA® is a trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
With Hearing Impairment > 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, www.sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q762 072010

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW YORK TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW YORK TAX-FREE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: July 23, 2010

VANGUARD NEW YORK TAX-FREE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: July 23, 2010

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, is Incorporated by Reference.